[NATIONWIDE LOGO]

September 27, 2000


VIA EDGAR


The United States Securities
   and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-0506


Subject: Nationwide VLI Separate Account-3
         Nationwide Life Insurance Company
         SEC File No. 33-44789
         CIK No. 0000866064

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (1933 "Act") and on behalf of Nationwide VLI Separate Account-3 (the "Variable Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the Prospectus and the Statement of Additional Information that would have been filed under paragraphs (b) and (c) under Rule 497 of the 1933 Act do not differ from the form of the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 13 to the Registration Statement for the Company and the Variable Account which became effective September 20, 2000.

Please contact the undersigned at (614) 249-8226 with any questions regarding this filing.

Sincerely,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ Michael Moser, Esq.

Michael Moser, Esq.
Compliance Specialist